Post-Employment Benefits - Summary of Major Categories of Defined Benefit Plan Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of fair value of plan assets [line items]
Securities purchased under resale agreements	$ 80,184	$ 69,213
Obligations related to securities sold under repurchase agreements and securities sold short	(87,118)	(77,171)
Pension plan [member]
Disclosure of fair value of plan assets [line items]
Plan assets	8,091	8,435
Canada plan [member] | Pension plan [member]
Disclosure of fair value of plan assets [line items]
Canadian equity securities	430	421
Debt securities	4,391	4,917
Investment funds	1,684	1,652
Alternative investments	2,463	2,396
Cash and cash equivalents and other	226	421
Securities purchased under resale agreements		485
Obligations related to securities sold under repurchase agreements and securities sold short	(1,902)	(2,626)
Other	787	676
Plan assets	$ 7,292	$ 7,666
Percentage of Canadian equity securities	6.00%	5.00%
Percentage of debt securities	60.00%	64.00%
Percentage of investment funds	23.00%	22.00%
Percentage of alternative investments	34.00%	31.00%
Percentage of cash and cash equivalents and other	3.00%	6.00%
Percentage of Securities purchased under resale agreements		6.00%
Percentage of Obligations related to securities sold under repurchase agreements and securities sold short	(26.00%)	(34.00%)
Percentage of other	11.00%	9.00%
Percentage of plan assets	100.00%	100.00%
Canada plan [member] | Pension plan [member] | Government bonds [member]
Disclosure of fair value of plan assets [line items]
Debt securities	$ 3,872	$ 3,724
Percentage of debt securities	53.00%	48.00%
Canada plan [member] | Pension plan [member] | Corporate Bonds [member]
Disclosure of fair value of plan assets [line items]
Debt securities	$ 519	$ 1,193
Percentage of debt securities	7.00%	16.00%
Canada plan [member] | Pension plan [member] | Canadian equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 27	$ 22
Canada plan [member] | Pension plan [member] | US equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 454	$ 435
Percentage of investment funds	6.00%	6.00%
Canada plan [member] | Pension plan [member] | International equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 30	$ 26
Percentage of investment funds	1.00%	1.00%
Canada plan [member] | Pension plan [member] | Global equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 1,081	$ 1,083
Percentage of investment funds	15.00%	14.00%
Canada plan [member] | Pension plan [member] | Fixed income funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 92	$ 86
Percentage of investment funds	1.00%	1.00%